Segment Reporting - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	3
Number of operating segments | Segment	3
Receivables from unconsolidated affiliates, current and non-current | $	$ 17,000
Receivables from unconsolidated affiliates | $	$ 13,292	$ 12,816